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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

Stralem & Company Incorporated         645 Madison Avenue        New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:         October 31, 2010

Date of reporting period:       April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

STRALEM Fund

Stralem Equity Fund

(a series of Stralem Fund)

SEMI-ANNUAL REPORT

April 30, 2010

(unaudited)

STRALEM EQUITY FUND
LETTER TO SHAREHOLDERS May 2010

Dear Shareholder,

During the first six months of its fiscal year, November 1, 2009 through April 30, 2010, Stralem Equity Fund’s performance was as follows:

Share Class	Fund*	S&P 500**
Institutional: STEFX (10/31/09-4/30/10)	12.2%	15.7%
Adviser: STRAX (11/13/09-4/30/10)***	6.9%	9.5%

* Net, after fees  **Does not reflect deduction for fees, expenses or taxes  ***STRAX inception: 11/13/09

The market rally which began in March 2009 and is now more than a year old has delivered an increase of 79.63% in the S&P 500 Index from its low on March 9th, 2009 through April 30th, 2010. After a brief pull-back in January and February, it resumed its seemingly relentless climb, even in the face of weak consumer, housing and employment data in the U.S., and a growing concern regarding sovereign credit risk around the globe. In our opinion, the most fundamentally-challenged names and industry groups have led the way, including recent TARP recipients, smaller-capitalization stocks and lower-credit-quality companies.

Although there has been some uptick in GDP figures, and indeed there is some inventory restocking taking place (from extremely bare levels), we remain skeptical of the sustainability of what we view as a “statistical” recovery. Some exceptional profits have been made through extreme cost-cutting, but we believe that most operators understand the weak aggregate demand picture and the importance of government stimulus in supporting demand over the last few quarters. It is for this reason that we are skeptical that the exceptional profits being made will send the usual signals to ramp up capital expenditures, capacity and hiring.

At Stralem, we have maintained that the global downturn was triggered not by an excess of inventories, but by an excess of liabilities. In fact, in our view, the excessive level of debt has been the distinguishing feature of this recession. This is true of the U.S. and other “aging” developed economies, particularly Western Europe. While some consumer and financial company deleveraging has taken place in the U.S., the federal government has ratcheted up its borrowing, “shifting” those liabilities onto its own balance sheet. In the meantime, in our view, the underlying real economy has shrunk and the cash flows which will be called on to service the total debt load have also shrunk. We believe there is consequently more deleveraging to come – whether it is through belt-tightening and paying down debt, defaulting, or governments inflating their way out of total debt burdens. Though the composition of borrowing differs in Western Europe and Japan, this is also true for them: we believe there is more deleveraging to come.

In our view, capital preservation is the key to achieving higher compounded returns over time and the quality end of the spectrum typically suffers less in down markets while participating substantively in up markets. As such, we have always invested in what we view to be the high-quality end of our universe. In the current environment, in which complacency seems to be the order of the day, we believe careful stock selection and sticking to the quality end of the spectrum are even more important. We will continue to focus on companies with very strong balance sheets, large moats around their franchises, the ability to adapt globally and the wherewithal to keep their suppliers in business. These are the companies who, in our view, will be able to continue to innovate during what may be a longer, dryer valley than anticipated, outmaneuver their competition and find opportunities within the broader context of lackluster economic growth going forward. As such, we’ll continue to place paramount importance on participating in the market while reducing volatility and preserving capital in the current incongruous environment.

Sincerely,

Stralem & Company Incorporated

This report reflects our views and opinions as of May, 2010. These views are subject to change at any time based upon market or other conditions. It was prepared for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current summary prospectus and/or statutory prospectus which both describe the Fund’s objectives, risks, policies, expenses and other important information. Investors are advised to read the summary prospectus and/or prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. The Fund can suffer losses as well as gains. For more current information throughout the year please contact the Fund by calling 1-866-822-9555 or visit the Fund’s website at www.stralemfund.com. The Fund is distributed by Ultimus Fund Distributors, LLC.

STRALEM EQUITY FUND
PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)

Shares	Common Stocks — 95.1%	Value
	Consumer Discretionary — 3.5%
	Hotels, Restaurants & Leisure — 3.5%
65,800	McDonald’s Corp.	$4,644,822

	Consumer Staples — 14.0%
	Food & Staples Retailing — 5.7%
243,700	Kroger Co.	5,417,451
41,100	Wal-Mart Stores, Inc.	2,205,015
		7,622,466
	Food Products — 1.7%
42,400	Kellogg Co.	2,329,456

	Household Products — 3.3%
71,600	Procter & Gamble Co. (The)	4,450,656

	Personal Products — 3.3%
135,300	Avon Products, Inc.	4,374,249

	Energy — 12.9%
	Energy Equipment & Services — 0.8%
14,000	Schlumberger Ltd.	999,880

	Oil, Gas & Consumable Fuels — 12.1%
69,500	Chevron Corp.	5,660,080
78,900	Devon Energy Corp.	5,312,337
110,600	XTO Energy, Inc.	5,255,712
		16,228,129
	Financials — 3.2%
	Insurance — 3.2%
115,000	Loews Corp.	4,282,600

	Health Care — 10.8%
	Pharmaceuticals — 10.8%
59,500	Abbott Laboratories	3,044,020
90,700	Eli Lilly & Co.	3,171,779
50,300	Johnson & Johnson	3,234,290
299,900	Pfizer, Inc.	5,014,328
		14,464,417
	Industrials — 24.4%
	Aerospace & Defense — 6.5%
46,600	L-3 Communications Holdings, Inc.	4,360,362
58,200	United Technologies Corp.	4,362,090
		8,722,452
	Electrical Equipment — 3.6%
93,300	Emerson Electric Co.	4,873,059

See notes to financial statements.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 95.1% (Continued)	Value
	Industrials — 24.4% (Continued)
	Industrial Conglomerates — 7.0%
53,500	3M Co.	$4,743,845
247,000	General Electric Co.	4,658,420
		9,402,265
	Machinery — 7.3%
75,900	Caterpillar, Inc.	5,168,031
53,800	Danaher Corp.	4,534,264
		9,702,295
	Information Technology — 13.1%
	Communications Equipment — 2.5%
122,700	Cisco Systems, Inc. (a)	3,303,084

	Computers & Peripherals — 2.3%
60,000	Hewlett-Packard Co.	3,118,200

	IT Services — 3.3%
33,600	International Business Machines Corp.	4,334,400

	Semiconductors & Semiconductor Equipment — 2.5%
147,100	Intel Corp.	3,358,293

	Software — 2.5%
109,800	Microsoft Corp.	3,353,292

	Materials — 1.2%
	Metals & Mining — 1.2%
29,500	Newmont Mining Corp.	1,654,360

	Utilities — 12.0%
	Electric Utilities — 8.1%
317,500	Duke Energy Corp.	5,327,650
157,800	Southern Co. (The)	5,453,568
		10,781,218
	Multi-Utilities — 3.9%
116,700	Consolidated Edison, Inc.	5,274,840

	Total Common Stocks (Cost $111,045,971)	$127,274,433

Principal	United States Treasury Securities — 2.2%	Value
$3,000,000	U.S. Treasury Bills, 0.14%*, due June 17, 2010 (Cost $2,999,468)	$2,999,436

See notes to financial statements.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Money Market Funds — 2.4%	Value
3,221,438	Dreyfus Treasury Prime Money Market Fund, 0.00%** (Cost $3,221,438)	$3,221,438

	Total Investments at Value — 99.7% (Cost $117,266,877)	$133,495,307

	Other Assets in Excess of Liabilities — 0.3%	354,547

	Net Assets — 100.0%	$133,849,854

(a)	Non-income producing.

*	Annualized yield at time of purchase, not a coupon rate.

**	Rate shown is the 7-day effective yield at April 30, 2010.

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2010 (Unaudited)

ASSETS
Investments, at value (Cost $117,266,877)	$133,495,307
Cash	302,066
Dividends receivable	164,354
Receivable for capital shares sold	18,985
Other	21,822
Total Assets	134,002,534

LIABILITIES
Payable to Investment Adviser (Note 3)	14,207
Payable to administrator (Note 3)	17,635
Payable for capital shares redeemed	30,008
Accrued expenses	90,830
Total Liabilities	152,680

NET ASSETS	$133,849,854

NET ASSETS CONSIST OF:
Paid-in capital	$120,960,816
Accumulated undistributed net investment income	762,291
Accumulated net realized loss from securities transactions	(4,101,683)
Net unrealized appreciation	16,228,430
Net Assets	$133,849,854

PRICING OF INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$132,157,173
Institutional Class shares of beneficial interest outstanding	1,095,161

Net asset value, offering price and redemption price per share (a)	$120.67

PRICING OF ADVISER CLASS
Net assets applicable to Adviser Class	$1,692,681
Adviser Class shares of beneficial interest outstanding	14,039

Net asset value, offering price and redemption price per share (a)	$120.57

(a)	Redemption price varies based on length of time held (Note 1).

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$1,381,960
Interest	1,616
Total Income	1,383,576

EXPENSES
Investment advisory fees (Note 3)	620,469
Professional fees	223,440
Administration fees (Note 3)	75,893
Transfer agent fees, Institutional Class (Note 3)	9,250
Transfer agent fees, Adviser Class (Note 3)	8,650
Registration fees, Common	8,300
Registration fees, Institutional Class	1,383
Registration fees, Adviser Class	158
Insurance	5,512
Printing	4,256
Income and excise taxes (Note 1)	3,950
Trustees’ fees	3,750
Distribution fees, Adviser Class (Note 3)	682
Other	22,754
Total Expenses	988,447
Fee reductions and expense reimbursements by the Adviser (Note 3):
Common	(306,633)
Institutional Class	(10,633)
Adviser Class	(8,808)
Net Expenses	662,373

NET INVESTMENT INCOME	721,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from securities transactions	(18,747)
Net change in unrealized appreciation (depreciation) on investments	12,095,826
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,077,079

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,798,282

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS
Net investment income	$721,203	$1,009,990
Net realized loss from securities transactions	(18,747)	(2,127,639)
Net change in unrealized appreciation (depreciation) on investments	12,095,826	9,050,282
Net increase in net assets from operations	12,798,282	7,932,633

DISTRIBUTIONS TO SHAREHOLDERS
Investment income, Institutional Class	—	(993,888)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	24,399,166	18,161,674
Net asset value of shares issued in reinvestment of distributions	—	905,804
Proceeds from redemption fees (Note 1)	2	—
Payments for shares redeemed	(2,859,828)	(16,569,191)
Net increase in Institutional Class net assets from capital share transactions	21,539,340	2,498,287

Adviser Class
Proceeds from shares sold	1,689,638	—
Proceeds from redemption fees (Note 1)	5	—
Payments for shares redeemed	(69,436)	—
Net increase in Adviser Class net assets from capital share transactions	1,620,207	—

TOTAL INCREASE IN NET ASSETS	35,957,829	9,437,032

NET ASSETS
Beginning of period	97,892,025	88,454,993
End of period	$133,849,854	$97,892,025

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$762,291	$41,088

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	210,327	190,471
Shares reinvested	—	8,242
Shares redeemed	(25,110)	(171,342)
Net increase in shares outstanding	185,217	27,371
Shares outstanding, beginning of period	909,944	882,573
Shares outstanding, end of period	1,095,161	909,944

Adviser Class
Shares sold	14,643	—
Shares redeemed	(604)	—
Net increase in shares outstanding	14,039	—
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	14,039	—

See notes to financial statements.

STRALEM EQUITY FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,				Ten Months Ended October 31, 2005		Year Ended December 31, 2004
			2009	2008	2007	2006
Net asset value, beginning of period	$107.58		$100.22	$138.60	$122.32	$113.01	$104.45		$91.41

Income (loss) from investment operations:
Net investment income	0.65		1.16	1.54	1.01	0.84	0.19		0.72
Net gains (losses) on securities	12.44		7.34	(38.39)	16.32	9.31	8.56		13.03
Total from investment operations	13.09		8.50	(36.85)	17.33	10.15	8.75		13.75

Less distributions:
Dividends from net investment income	—		(1.14)	(1.53)	(1.00)	(0.84)	(0.19)		(0.71)
Distributions from realized gains	—		—	—	(0.05)	—	—		—
Total distributions	—		(1.14)	(1.53)	(1.05)	(0.84)	(0.19)		(0.71)

Proceeds from redemption fees collected (Note 1)	0.00	(a)	—	—	—	—	—		—

Net asset value, end of period	$120.67		$107.58	$100.22	$138.60	$122.32	$113.01		$104.45

Total return (b)	12.17%	(c)	8.46%	(26.55)%	14.18%	8.98%	8.38%	(c)	15.05%

Ratios/supplemental data:
Net assets, end of period (000’s)	$132,157		$97,892	$88,455	$130,911	$77,080	$60,690		$47,026
Ratio of net expenses to average net assets	1.14%	(d)(f)	1.73% (e)	1.53%	1.53%	1.70%	1.57%	(d)	1.86%
Ratio of net investment income to average net assets	1.25%	(d)	1.21%	1.10%	0.83%	0.76%	0.18%	(d)	0.81%
Portfolio turnover rate	4%	(c)	21%	22%	22%	18%	18%	(d)	26%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Absent investment advisory fees voluntarily waived by the Investment Adviser, the ratio of expenses to average net assets would have been 1.76% for the year ended October 31, 2009 (Note 3).

(f)	Absent investment advisory fee reductions by the Investment Adviser, the ratio of expenses to average net assets would have been 1.69%(d) for the period ended April 30, 2010 (Note 3).

See notes to financial statements.

STRALEM EQUITY FUND - ADVISER CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
	Period Ended April 30, 2010(a) (Unaudited)
Net asset value, beginning of period	$112.80

Income from investment operations:
Net investment income	0.05
Net gains on securities	7.69
Total from investment operations	7.74

Proceeds from redemption fees collected (Note 1)	0.03

Net asset value, end of period	$120.57

Total return (b)	6.89%	(c)

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,693
Ratio of net expenses to average net assets	1.24%	(d)(e)
Ratio of net investment income to average net assets	0.14%	(d)
Portfolio turnover rate	4%	(c)

(a)	Represents the period from the commencement of operations (November 13, 2009) through April 30, 2010.

(b)
Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Absent investment advisory fee reductions by the Investment Adviser, the ratio of expenses to average net assets would have been 5.26%(d) for the period ended April 30, 2010 (Note 3).

See notes to financial statements.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2010 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Stralem Equity Fund (the “Fund”) is a non-diversified series of Stralem Fund (the “Trust”), a Delaware statutory trust reorganized on April 30, 1999 with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940.

The Fund’s investment objective is long-term capital appreciation.

The Fund’s two classes of shares, the Institutional Class and the Adviser Class, represent an interest in the same portfolio of securities and have the same rights, but differ primarily in the expenses to which they are subject and have differing investment minimums. The Adviser Class shares are subject to a distribution (12b-1) fee of 0.25% per annum of the Fund’s average daily net assets attributable to Adviser Class shares and require a $1,000 initial investment, whereas the Institutional Class shares are not subject to distribution (12b-1) fees and require a $250,000 initial investment.

The Institutional Class commenced operations on January 18, 2000 and the Adviser Class commenced operations on November 13, 2009.

Investment valuation:

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Securities that are traded on U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing bid quote. U.S. Treasury Bills and other short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund. Such valuation would be initiated in instances when prices of individual portfolio securities are “not readily available,” the market for a security is not active or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s NAV is determined. Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions and income:

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis.

Share valuation and redemption fees:

The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share of each class, except that beginning on July 1, 2009 shares of each class are subject to a redemption fee of 1.00% if redeemed within 60 days of purchase. During the period July 1, 2009 through October 31, 2009, no redemption fees were charged by the Fund. During the period ended April 30, 2010, proceeds from redemption fees totaled $2 and $5, respectively, for Institutional Class and Adviser Class.

Allocation between classes:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Taxes:

The Fund’s policy is to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. In order to avoid imposition of an excise tax applicable to regulated investment companies, the Fund must declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. Only nominal income tax and excise tax were paid by the Fund during the period ended April 30, 2010.

The Fund recognizes tax benefits or expenses of uncertain tax positions in the year such determination is made when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (tax years ended October 31, 2006 through October 31, 2009) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

2. FAIR VALUE MEASUREMENT

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$127,274,433	$—	$—	$127,274,433
United States Treasury Securities	—	2,999,436	—	2,999,436
Money Market Funds	3,221,438	—	—	3,221,438
Total	$130,495,871	$2,999,436	$—	$133,495,307

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

3. RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with Stralem & Company Incorporated (the “Investment Adviser”), the Fund pays the Investment Adviser an annual advisory fee, payable quarterly, based on the average weekly net assets of the Fund, equal to 1.25% of the first $50 million of such net assets, 1.00% of the next $50 million of such net assets and 0.75% of such net assets in excess of $100 million. Certain officers and a Trustee of the Trust are also officers of the Investment Adviser.

Effective January 1, 2010, the Investment Adviser agreed contractually to reduce its advisory fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s annual ratio of expenses to average net assets at no greater than 0.99% for Institutional Class shares and 1.24% for Adviser Class shares. This contractual obligation expires March 1, 2011 but may be renewed for additional time periods by mutual agreement. For the period ended April 30, 2010, the Investment Adviser reduced its advisory fees by $306,633 and reimbursed other operating expenses of $10,633 and $8,808 for Institutional Class and Adviser Class shares, respectively.

During the period from November 13, 2009 until December 31, 2009, the Investment Adviser agreed to reduce its advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annual ratio of expenses to average net assets at no greater than 1.50% for Institutional Class shares and 1.75% for Adviser Class shares.

The Investment Adviser may recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the fee reduction and/or expense reimbursement, and only if such recovery will not cause the Fund’s ratio of expenses to average net assets with respect to Institutional Class shares and Adviser Class shares to exceed 0.99% and 1.24%, respectively. As of April 30, 2010, the amount of fee reductions and expense reimbursements available for recovery by the Investment Adviser is $318,178, which must be recovered no later than April 30, 2013.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For the performance of administrative and accounting services, the Fund pays Ultimus a fee at the annual rate of 0.125% on the first $500 million of its average daily net assets and 0.10% on such net assets in excess of $500 million, subject to a monthly minimum fee of $6,000. In addition, for each additional class of shares added to the Fund, an annual fee of $6,000 will be assessed. As transfer agent, Ultimus maintains the records of each shareholder’s account, processes purchases and redemptions of the Fund’s shares and acts as dividend and distribution disbursing agent. Ultimus, in its role as transfer agent, receives an annual fee of $15 to $20 per shareholder account, depending on the type of account, subject to a minimum monthly fee of $1,500 per share class. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services. The Fund also pays $6,000 annually to Ultimus to provide the Fund with the ability to access Fund/SERV and Networking through National Securities Clearing Corporation.

Pursuant to a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), the Distributor provides distribution services and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor does not receive a fee from the Fund or the Investment Adviser for its distribution services. Certain officers of the Trust are also officers of Ultimus and the Distributor.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”) under which the Adviser Class shares may directly incur or reimburse the Investment Adviser or the Distributor for certain expenses related to the distribution of Adviser Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of average daily net assets allocable to Adviser Class shares. During the period ended April 30, 2010, the Adviser Class shares incurred distribution related expenses of $682 under the Plan.

4. DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in October. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP. There were no distributions during the period ended April 30, 2010. The tax character of distributions paid during the year ended October 31, 2009 was ordinary income.

5. INVESTMENT TRANSACTIONS

During the period ended April 30, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $31,722,824 and $4,142,491, respectively.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of April 30, 2010:

Cost of portfolio investments	$117,266,877
Gross unrealized appreciation	$20,625,986
Gross unrealized depreciation	(4,397,556)
Net unrealized appreciation	16,228,430
Accumulated undistributed ordinary income	762,291
Capital loss carryforwards	(4,082,936)
Other losses	(18,747)
Distributable earnings	$12,889,038

As of October 31, 2009, the Fund had capital loss carryforwards of $4,082,936, which are available to offset current and future realized capital gains, if any, prior to distribution to shareholders. These capital loss carryforwards of $1,955,297 and $2,127,639 expire on October 31, 2016 and October 31, 2017, respectively.

6. CONTINGENCIES AND COMMITMENTS

The Trust’s Trust Instrument provides that the Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and notes no additional conditions that existed as of the date of the Statement of Assets and Liabilities.

STRALEM EQUITY FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses, which are deducted from the Fund’s gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2009) and held until the end of the period (April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,121.70	$6.00
Based on Hypothetical 5% Return	$1,000.00	$1,019.14	$5.71

*
Expenses are equal to Institutional Class’s annualized expense ratio of 1.14% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Adviser Class	Beginning Account Value November 13, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,068.90	$5.94
Based on Hypothetical 5% Return	$1,000.00	$1,017.41	$5.79

*
Expenses are equal to Adviser Class’s annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 169/365 (to reflect the period in the table above).

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the continuance of the Fund’s Investment Advisory Agreement (the “Advisory Agreement”) with Stralem & Company Incorporated, the Fund’s investment adviser (the “Investment Adviser”). The approval took place at an in-person meeting held on March 24, 2010, at which all of the Trustees were present. The Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and also met in Executive Session where the Trustees were advised by independent counsel of their legal and fiduciary obligations in approving the Advisory Agreement. Prior to the meeting, in a letter to the Investment Adviser, the Trustees requested extensive information from the Investment Adviser on the Fund’s performance, the Investment Adviser’s profitability, economies of scale and other data as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the continuation of the Advisory Agreement. In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Fund and the Investment Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Nature, extent and quality of the Investment Adviser’s services

The Trustees received and considered information on the responsibilities of the Investment Adviser under the Advisory Agreement, noting that the Investment Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees reviewed the qualifications, backgrounds and responsibilities of the advisory personnel primarily responsible for the day-to-day management of the Fund. The Trustees considered the Investment Adviser’s compliance program and its commitment to compliance. The Trustees also considered their knowledge of the nature and quality of the services provided by the Investment Adviser to the Fund gained by their years of service as Trustees of the Fund. They considered the capabilities of the Investment Adviser and its commitment to the Fund, their confidence in the Investment Adviser’s integrity and the Investment Adviser’s responsiveness to any concerns raised by them.

The Trustees considered the Investment Adviser’s responsibilities with regards to brokerage selection and best execution. The Trustees also reviewed the Investment Adviser’s participation in a “soft dollar” arrangement, discussing the benefits accruing to the Investment Adviser and its clients including the Fund from this arrangement.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature and quality of the services that the Investment Adviser provides to the Fund.

Investment Performance

The Trustees received and reviewed comparative performance information in four categories which was derived from Morningstar, Inc. The four categories were (i) the universe of Large Cap Value Funds; (ii) the universe of Large Blend Funds; (iii) a representative class based on comparable asset size of Large Cap Value Funds; and

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

(iv) a representative class based on comparable asset size of Large Blend Funds. They analyzed the methodology used for selecting the representative classes used in the comparison, specifically, comparable asset size (i.e., funds with assets between $50 and $350 million). The Trustees acknowledged that there are few funds with substantially similar characteristics as the Fund. In reviewing the comparative performance, the Board considered that the Fund’s average annual total returns were higher than the average returns for Morningstar categories for the three year and five year periods ended December 31, 2009 but were slightly lower for the one year period. The Trustees concluded that the Fund’s performance was acceptable.

Advisory Fees and Expense Ratios

The Trustees reviewed the contractual advisory fee rate paid by the Fund to the Investment Adviser and the Fund’s expense ratio. The Trustees acknowledged that in the past, the Fund’s contractual advisory fees were higher than most funds in its peer groups. They noted that the higher fees were offset by the Fund’s performance and the level of personal service provided to investors who became clients of the Investment Adviser and invested in the Fund. They considered that recently the Investment Adviser instituted a fee waiver and expense reimbursement arrangement which will be in effect until March, 2011. The Trustees requested information on the long-term benefits to the Fund of the fee waiver. They analyzed the effects of the waiver on the Investment Adviser’s profitability and the services that the Investment Adviser provides to the Fund.

The Trustees requested and received comparative information on the advisory fees and expense ratios paid by the same four Morningstar categories as the performance comparison. The Trustees recognized that comparing the Fund’s advisory fees to other funds was difficult because the fee waiver combined all of the Fund’s expenses into a single expense ratio. They also acknowledged that many of the representative comparable funds are part of larger fund complexes so that some common expenses are disbursed among a wider group of funds. The Trustees considered that after the fee waiver, the Fund’s total expense ratio was within the range of the average expense ratios for funds included in all four Morningstar categories.

The Trustees also reviewed the information about the services and fee rates offered to other clients of the Investment Adviser with the same portfolio strategy. The Trustees noted that the fees paid by the Fund to the Investment Adviser (before the fee waiver) were higher than those paid by most of the Investment Adviser’s managed accounts. The Trustees recognized that comparing the Fund’s advisory fees (after the fee waiver) to the managed account fees was difficult because the fee waiver combined the Fund’s expenses into a single expense ratio which was not comparable to the managed accounts. The Trustees considered that although the Fund was invested in the same portfolio strategy as the Investment Adviser’s managed accounts, there were significant differences between the services provided by the Investment Adviser to the Fund and those provided to the managed accounts. They noted that the Fund, as a registered investment company, was more difficult, time consuming and expensive to manage than the Investment Adviser’s managed accounts due to, among other things, the Fund’s regulatory and legal obligations.

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees noted that the Fund’s current fee schedule, including the fee waiver, had been discussed at length with the Investment Adviser both prior to and following its approval and that the Trustees had been provided with all the information that they requested from the Investment Adviser on the fee arrangements. They determined further that the advisory fee was not disproportionately large or excessive compared to the services rendered. The Trustees concluded that in light of all of the information they received, the services rendered by the Investment Adviser and the discussions with management, the fees paid by the Fund were reasonable.

Economies of Scale

The Trustees noted that the Fund’s contractual investment advisory fee schedule includes the following fee breakpoints wherein the advisory fee percentage will decline as the Fund’s assets increase:

•  1.25% of the first $50 million
•  1.00% of the next $50 million
•  0.75% in excess of $100 million

The Trustees noted that the current investment advisory fee schedule for the Fund does not contain breakpoints due to the fee waiver and reimbursement arrangement which creates a single expense ratio. The Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Investment Adviser has in place. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from the fee waiver.

Financial Condition and Profitability of the Investment Adviser

At the request of the Trustees, the Investment Adviser provided information regarding the profitability to the Investment Adviser in providing services to the Fund. The Trustees reviewed the Investment Adviser’s October 31, 2009 audited financial statements, the Investment Adviser’s total assets under management and a memorandum provided by the Investment Adviser regarding its profitability under the Advisory Agreement. The Trustees reviewed and analyzed this data at length. The Trustees recognized that this data represents the Investment Adviser’s determination of its revenues from the contractual services provided to the Fund, less expenses of providing such services. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser and the types of funds it manages.

The Trustees also reviewed information regarding the Investment Adviser’s “soft dollar” arrangement with one of its executing brokers, Sanford C. Bernstein & Co., LLC. The Trustees considered that the Investment Adviser receives proprietary research reports from Bernstein that include statistical and economic data and research reports on particular companies and industries and is used by the Investment Adviser in connection with all of its similarly managed client accounts including the Fund.

Based on their review, the Trustees concluded that the profitability of the Investment Adviser was not excessive in light of the level and quality of services provided by the Investment Adviser.

STRALEM EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)

TRUSTEE COMPENSATION

	Aggregate Compensation From the Fund For the Six Months Ended April 30, 2010	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex Paid to Trustees
Philippe E. Baumann	None	None	None	None
Kenneth D. Pearlman	$1,250	None	None	$1,250
Michael T. Rubin	$1,250	None	None	$1,250
Jean Paul Ruff	$1,250	None	None	$1,250

None of the Trustees and officers of the Fund receives any compensation, other than Trustees’ fees, from the Fund. Effective March 24, 2010, each Trustee receives a fee of $250 for each regularly scheduled meeting attended (prior to March 24, 2010, each Trustee received a fee of $1,000 for each meeting attended) and an annual retainer of $11,500. As an interested person of the Fund, Mr. Baumann receives no compensation for his service as a Trustee. In addition, the Fund reimburses the Trustees for their out-of-pocket expenses incurred on Fund business. There are generally at least four meetings per year. No Trustees’ out-of-pocket expenses were claimed or reimbursed during the six months ended April 30, 2010.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling toll free (866) 822-9555, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30th is available from the SEC’s website at www.sec.gov or upon request by calling the Fund at (866) 822-9555.

QUARTERLY PORTFOLIO HOLDINGS

The Fund’s Forms N-Q containing a complete schedule of portfolio holdings as of the end of the first and third quarters of each fiscal year is available on the SEC’s website at http://www.sec.gov or is available upon request, without charge, by calling toll free at (866) 822-9555. The Fund’s Forms NQ may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0338.

HOUSEHOLDING

The Fund will generally send only one copy of the summary prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household.” This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies of these documents, a copy of the prospectus or do not want your mailings to be “householded,” please send us a written request or call us toll free at (866) 822-9555.

STRALEM EQUITY FUND
FUND OFFICERS AND TRUSTEES (Unaudited)

The Board is responsible for oversight of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund. The table below sets forth information about the Trustees and executive officers of the Trust. Unless otherwise noted, each Trustee’s and officer’s address is 645 Madison Avenue, New York, New York 10022. Each Trustee and officer serves in that capacity until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. No Trustee holds any directorships of any other investment company registered under the 1940 Act or any company whose securities are registered under the Securities Exchange Act of 1934 or who file reports under that Act.

Name, Age and Address		Position(s) held with the Trust	Length of Time Served**	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen
Independent Trustees
	Kenneth D. Pearlman (79)	Trustee	37 years	Retired	1
	Michael T. Rubin (69)	Trustee	13 years	Retired	1
	Jean Paul Ruff (75)	Trustee	30 years	President and Chairman of Hawley Fuel Coal, Inc.	1
Interested Trustee
+	Philippe E. Baumann (79)*	Trustee and Chairman	37 years	Executive Vice President and Director of the Adviser	1
Executive Officers
+	Andrea Baumann Lustig (50)	President	2 years	Vice President and Director of Private Client Asset Management of the Adviser
-	Hirschel B. Abelson (76)	Senior Assistant Treasurer	21 years	President and Director of the Adviser
	Mark J. Seger (48) 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Treasurer	2 years	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
	Philippe Labaune (41)	Vice President	12 years	Vice President and Trader of the Adviser
-	Adam Abelson (41)	Vice President	9 years	Vice President and Senior Portfolio Manager of the Adviser
	John F. Splain (53) 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Secretary	2 years	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
	Joann Paccione (52)	Chief Compliance Officer, Senior Assistant Secretary and Senior Assistant Treasurer	20 years	Chief Compliance Officer of the Adviser

*	Interested person, as defined in the 1940 Act, by reason of relationship as control person, officer and director of the Adviser.

**	Includes service as a director or officer of Stralem Fund, Inc., a Delaware corporation and the Trust’s prior corporate identity.

-	Adam Abelson is the son of Hirschel B. Abelson.

+	Andrea Bauman Lustig is the daughter of Philippe E. Baumann.

STRALEM EQUITY FUND PRIVACY STATEMENT (Unaudited)

645 Madison Avenue, New York, NY  10022-1010
TELEPHONE: (212) 888-8123
FAX: (212) 888-8152

Stralem Fund (the “Trust”) recognizes and appreciates the importance of respecting the privacy of our clients. The Trust is committed to safeguarding against unauthorized disclosure of, or access to, client information. This Privacy Statement sets forth the Trust’s current policies and practices with respect to nonpublic personal information of our clients and former clients. Please be aware that the Trust may change this policy periodically. If the Trust does, the Trust will notify you.

The Trust limits the collection, retention and use of individual client information to the minimum amount required to properly serve you. The Trust may collect - directly and from applications or other forms - personal nonpublic information about clients, such as name, address, social security number, information about our clients’ finances and transactions with the Trust and the Trust’s affiliates.

The law permits us to share, and the Trust will share your information described above with unaffiliated third parties that provide processing and support services on our behalf. Otherwise, unless the Trust has your consent, the Trust will not share your personal information except as required or permitted by law (including to satisfy anti-money laundering compliance policies).

The Trust emphasizes to our employees the confidential nature of client information and the high level of importance the Trust places on maintaining confidentiality. The Trust restricts access to nonpublic personal information about you to those who need to know that information to provide products or services to you. Any employee who is authorized to possess “consumer report information” for a business purpose is required to take reasonable measures to protect against unauthorized access to or use of the information in connection with its disposal. To the extent that the Trust outsources processing functions and support services to unaffiliated third parties, the Trust limits the information available to them to information necessary or appropriate to offer such processing and support services. The Trust requires that these third parties hold the information the Trust provides in confidence, subject to our security standards and only for approved purposes.

In addition to protecting your privacy, the Trust is committed to keeping your nonpublic personal information secure by maintaining physical, electronic, and procedural safeguards designed to protect your personal information from unauthorized access or improper use.

STRALEM EQUITY FUND

INVESTMENT ADVISER

Stralem & Company Incorporated
645 Madison Avenue
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current summary prospectus and/or prospectus which each describe the Fund’s objectives, risks, policies, expenses and other important information. Investors are advised to read the summary prospectus and/or prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. For performance information current through the most recent month end, please visit the Fund’s website at www.stralemfund.com or call toll-free (866) 822-9555. The Fund can suffer losses as well as gains.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Stralem Fund

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President
Date	June 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President
Date	June 9, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	June 9, 2010

* Print the name and title of each signing officer under his or her signature.